CONSOLIDATED STATEMENTS OF (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues	¥ 969,275	$ 148,975	¥ 710,993	¥ 529,469
Cost of revenues	(452,220)	(69,505)	(363,579)	(346,671)
Gross profit	517,055	79,470	347,414	182,798
Operating expenses:
Selling and marketing	(177,993)	(27,357)	(128,475)	(96,688)
General and administrative	(339,690)	(52,209)	(148,093)	(135,603)
Total operating expenses	(517,683)	(79,566)	(276,568)	(232,291)
Operating (loss)/income	(628)	(96)	70,846	(49,493)
Interest income	19,559	3,006	16,622	17,853
Interest expense	(26,589)	(4,087)	(6,073)
Foreign currency exchange (loss)/gain	388	60	(2,741)	(1,473)
Other income, net	6,594	1,013	4,391	253
(Loss)/income before income tax expense	(676)	(104)	83,045	(32,860)
Income tax benefit/(expense)	(52,924)	(8,134)	(32,202)	1,119
Net (loss)/income	(53,600)	(8,238)	50,843	(31,741)
Add: Net loss attributable to non-controlling interests	5,626	865	3,080	5,456
Net (loss)/income attributable to RISE Education Cayman Ltd	¥ (47,974)	$ (7,373)	¥ 53,923	¥ (26,285)
Net (loss)/income per share:
Basic and diluted | (per share)	¥ (0.47)	$ (0.07)	¥ 0.54	¥ (0.26)
Shares used in net (loss)/income per share computation
Basic and diluted	101,890,411	101,890,411	100,000,000	100,000,000